Acquisitions and Divestitures (Tables)	12 Months Ended
Sep. 30, 2017
Acquisitions
Schedule of income (loss) and carrying amounts of assets and liabilities from discontinued operations

Income from discontinued operations, net of taxes, is comprised of the following (in thousands):

	Years Ended September 30,
	2017	2016	2015

Net sales	$378,152	$391,064	$402,146
Costs and expenses:
Cost of sales	342,819	350,429	362,147
Selling, general and administrative expenses	17,487	16,430	16,766
Amortization of purchased intangibles	2,752	4,764	7,690
Restructuring costs	208	574	559
Other income	(46)	(93)	(131)
Earnings from discontinued operations before income taxes	14,932	18,960	15,115
Income tax provision	401	5,145	2,371
Net income from discontinued operations	$14,531	$13,815	$12,744

The carrying amounts of CGD Services segment assets and liabilities that were classified as assets and liabilities of discontinued operations are as follows (in thousands):

	September 30,	September 30,
	2017	2016

Accounts receivable, net	$74,710	$80,138
Other current assets	1,190	1,667
Property and equipment, net	466	2,391
Goodwill	94,350	94,350
Purchased intangibles, net	8,637	11,389
Other noncurrent assets	(5,179)	(4,425)
Total assets	174,174	185,510
Accounts payable and other liabilities	36,862	32,771
Net assets	$137,312	$152,739

Schedule of estimated amortization expense related to acquisition

The table below shows our expected amortization of purchased intangibles as of September 30, 2017, for each of the next five years and thereafter (in thousands):

		Cubic Global	Cubic
	Transportation	Defense	Mission
	Systems	Systems	Solutions	Total
2018	$4,944	$805	$20,203	$25,952
2019	2,886	530	16,761	20,177
2020	947	315	13,214	14,476
2021	698	261	9,814	10,773
2022	598	261	6,651	7,510
Thereafter	297	893	9,780	10,970
	$10,370	$3,065	$76,423	$89,858

Schedule of unaudited pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if Deltenna, Vocality, GATR, TeraLogics, H4 Global and DTECH had been included in our consolidated results since October 1, 2015 (in millions):

	Year Ended
	September 30,
	2017	2016
Net sales	$1,109.4	$1,097.5

Net loss from continuing operations	$(26.1)	$(13.7)

Deltenna
Acquisitions
Schedule of Business Combination Operating Results

Deltenna’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$0.1	$—	$—
Operating loss	(0.2)	—	—
Net loss after taxes	(0.2)	—	—

Schedule of Business Combination components of operating results

Deltenna’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$—	$—	$—
Acquisition-related expenses	0.2	—	—

Schedule of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$1.0
Technology	1.1
Other net assets acquired (liabilities assumed)	(0.3)
Net identifiable assets acquired	1.8
Goodwill	3.5
Net assets acquired	$5.3

Schedule of estimated amortization expense related to acquisition

The estimated amortization expense related to the intangible assets recorded in connection with our acquisition of Deltenna for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$0.3
2019	0.3
2020	0.3
2021	0.3
2022	0.3
Thereafter	0.6

Vocality
Acquisitions
Schedule of Business Combination Operating Results

Vocality’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$1.5	$—	$—
Operating loss	(2.9)	—	—
Net loss after taxes	(2.6)	—	—

Schedule of Business Combination components of operating results

Vocality’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$0.6	$—	$—
Acquisition-related expenses	1.6	—	—

Schedule of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$2.1
Technology	2.4
Trade name	0.4
Inventory	1.7
Accounts payable and accrued expenses	(0.4)
Other net assets acquired (liabilities assumed)	(0.5)
Net identifiable assets acquired	5.7
Goodwill	3.9
Net assets acquired	$9.6

Schedule of estimated amortization expense related to acquisition

The estimated amortization expense related to the intangible assets recorded in connection with our acquisition of Vocality for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$0.8
2019	0.7
2020	0.6
2021	0.6
2022	0.5
Thereafter	1.3

GATR
Acquisitions
Schedule of Business Combination Operating Results

GATR’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$84.3	$43.1	$—
Operating income (loss)	1.9	(26.4)	—
Net income (loss) after taxes	1.4	(23.0)	—

Schedule of Business Combination components of operating results

GATR’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$12.7	$9.7	$—
Gains (losses) for changes in fair value of contingent consideration	3.2	(0.7)	—
Acquisition-related expenses	0.6	22.0	—

Schedule of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$51.7
Backlog	3.4
Technology	10.7
Non-compete agreements	1.2
Trade name	4.7
Accounts receivable	10.6
Inventory	3.4
Income tax receivable	5.1
Accounts payable and accrued expenses	(2.4)
Deferred tax liabilities	(23.8)
Net identifiable assets acquired	64.6
Goodwill	155.9
Net assets acquired	$220.5

Schedule of estimated amortization expense related to acquisition

The estimated amortization expense related to the intangible assets recorded in connection with our acquisition of GATR for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$11.1
2019	9.8
2020	8.3
2021	6.9
2022	5.6
Thereafter	7.6

TeraLogics
Acquisitions
Schedule of Business Combination Operating Results

TeraLogic’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$19.7	$14.2	$—
Operating loss	(1.8)	(2.9)	—
Net loss after taxes	(1.2)	(1.6)	—

Schedule of Business Combination components of operating results

TeraLogic’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$3.5	$3.0	$—
Losses for changes in fair value of contingent consideration	(1.3)	(1.5)	—
Acquisition-related expenses	0.2	2.3	—

Schedule of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$6.7
Backlog	5.6
Software	2.5
Non-compete agreements	0.1
Accounts receivable	1.4
Accounts payable and accrued expenses	(0.5)
Other net assets acquired (liabilities assumed)	(0.1)
Net identifiable assets acquired	15.7
Goodwill	18.2
Net assets acquired	$33.9

Schedule of estimated amortization expense related to acquisition

The estimated amortization expense amounts related to the intangible assets recorded in connection with our acquisition of TeraLogics for fiscal years 2018 through 2022 and thereafter is as follows (in millions):

Year Ended
September 30,
2018	$2.8
2019	2.1
2020	1.4
2021	0.8
2022	0.5
Thereafter	0.9

H4 Global
Acquisitions
Schedule of Business Combination Operating Results

H4 Global’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$3.3	$2.2	$—
Operating loss	(1.1)	(0.6)	—
Net loss after taxes	(0.9)	(0.4)	—

Schedule of Business Combination components of operating results

H4 Global’s operating results above included the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$0.1	$0.1	$—
Gains for changes in fair value of contingent consideration	—	0.4	—
Acquisition-related expenses	—	0.1	—

DTECH
Acquisitions
Schedule of Business Combination Operating Results

DTECH’s sales and results of operations included in our operating results for the years ended September 30, 2017, 2016 and 2015 were as follows (in millions):

	September 30,
	2017	2016	2015
Sales	$39.0	$34.5	$45.8
Operating income (loss)	2.4	(3.0)	0.9
Net income (loss) after taxes	1.3	(2.1)	0.5

Schedule of Business Combination components of operating results

DTECH’s operating results above included $23.0 million and $14.2 million in intercompany sales for the years ended September 30, 2017 and 2016, respectively, as well as the following amounts for the years ended September 30, 2017, 2016 and 2015 (in millions):

	September 30,
	2017	2016	2015
Amortization	$6.8	$8.0	$9.2
Gains (losses) for changes in fair value of contingent consideration	2.0	0.5	(3.6)
Acquisition-related expenses	0.3	0.9	2.1

Schedule of estimated fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$35.1
Non-compete agreements	0.7
Backlog	2.1
Cash	0.9
Accounts receivable	5.4
Inventory	4.2
Warranty obligation	(0.4)
Tax liabilities	(3.3)
Accounts payable and accrued expenses	(3.4)
Other net assets acquired	0.2
Net identifiable assets acquired	41.5
Goodwill	57.9
Net assets acquired	$99.4

Schedule of estimated amortization expense related to acquisition

The estimated amortization expense amounts related to the intangible assets recorded in connection with our acquisition of DTECH for fiscal years 2018 through 2021 is as follows (in millions):

Year Ended September 30,
2018	5.5
2019	4.1
2020	2.8
2021	1.5